April 3, 1997


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:  Filings - Rule 497(j)

Re:  The Crowley Portfolio Group, Inc. (the "Fund")
     Registration Statement File No.: 33-30975
     CIK No.: 0000855049

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify on behalf of the Fund that the form of Prospectus and Statement of Additional Information that would have been filed under paragraphs (b) or (c) of that section do not differ from those contained in the most recent amendment, Post-Effective Amendment No. 9/11, to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 1997.

Very truly yours,

Dorothy M. Allison
Dorothy M. Allison, Esquire

cc:  Mr. Robert A. Crowley

a:cr-497.97